Financial instruments by category - Carrying amounts of financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets as per statement of financial position
Trade and other receivables	$ 228,378	$ 188,080
Derivative financial instruments	5,342	1,585
Restricted short-term investment	98,571	0
Cash and cash equivalents	230,653	199,766	$ 336,282	$ 290,276
Total	562,944	389,431
Liabilities as per statement of financial position
Trade and other payables	259,607	169,030
Borrowings	1,007,752	817,651	971,090
Lease liabilities	337,980	246,854	$ 195,772
Derivative financial instruments	3,057	1,283
Total	1,608,396	1,234,818
Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	214,990	153,459
Borrowings	1,007,752	817,651
Lease liabilities	337,980	246,854
Derivative financial instruments	3,057	1,283
Total	1,563,779	1,219,247
Non- financial liabilities
Liabilities as per statement of financial position
Trade and other payables	44,617	15,571
Borrowings	0	0
Lease liabilities	0	0
Derivative financial instruments	0	0
Total	44,617	15,571
Financial liabilities at amortized cost | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	214,990	153,459
Borrowings	1,007,752	817,651
Lease liabilities	337,980	246,854
Derivative financial instruments	0	0
Total	1,560,722	1,217,964
Liabilities at fair value through profit or loss | Financial Liability Instrument
Liabilities as per statement of financial position
Trade and other payables	0	0
Borrowings	0	0
Lease liabilities	0	0
Derivative financial instruments	3,057	1,283
Total	3,057	1,283
Financial Assets Instruments
Assets as per statement of financial position
Trade and other receivables	108,025	101,371
Derivative financial instruments	5,342	1,585
Restricted short-term investment	98,571
Cash and cash equivalents	230,653	199,766
Total	442,591	302,722
Financial Assets Instruments | Financial asset / liabilities at amortized cost
Assets as per statement of financial position
Trade and other receivables	108,025	101,371
Derivative financial instruments	0	0
Restricted short-term investment	0
Cash and cash equivalents	230,653	199,766
Total	338,678	301,137
Financial Assets Instruments | Financial assets at fair value through profit or loss
Assets as per statement of financial position
Trade and other receivables	0	0
Derivative financial instruments	5,342	1,585
Restricted short-term investment	98,571
Cash and cash equivalents	0	0
Total	103,913	1,585
Non- financial assets
Assets as per statement of financial position
Trade and other receivables	120,353	86,709
Derivative financial instruments	0	0
Restricted short-term investment	0
Cash and cash equivalents	0	0
Total	$ 120,353	$ 86,709